Stockholders' Equity (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	May 11, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000		100,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued	1,819,538	1,819,538		1,819,538
Common stock share outstanding		0		0
Shares subject to redemption		7,278,151
Warrants, description	(a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering. No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the Shares of Common Stock issuable upon exercise of the warrants and a current prospectus relating to such Shares of Common Stock.	Once the warrants become exercisable, the Company may redeem the Public Warrants as follows:• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption;• if, and only if, the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the Shares of Common Stock underlying the warrants.
Stockholder’s deficit , description		In addition, if (x) the Company issues additional Shares of Common Stock or equity-linked securities for capital raising purposes in connection with the closing of an initial Business Combination at an issue price or effective issue price of less than $9.50 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to our sponsor, initial stockholders or their affiliates, without taking into account any founders’ shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of an initial Business Combination on the date of the consummation of an initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummated an initial Business Combination (such price, the “Market Value”) is below $9.50 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional Shares of Common Stock or equity-linked securities.
Common stock, shares outstanding	9,097,689
Common stock, shares issued	9,097,689
Shares subject to possible redemption	7,278,151
Public warrants	7,278,151
Warrants expire, description	The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.
Public warrants redemption, description	Once the warrants become exercisable, the Company may redeem the Public Warrants as follows:• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption;• if, and only if, the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the Shares of Common Stock underlying the warrants.
Market value, per share (in Dollars per share) | $ / shares	$ 9.5
Equity proceeds percentage	60.00%
Trading day period	20
Exercise price percentage	115.00%
Sponsor [Member] | Board of Directors [Member]
Stockholders' Equity (Details) [Line Items]
Assigned founders shares		10,000
Total assigned of founder shares		50,000